Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
The components of accrued expenses and other liabilities were as follows.

December 31, ($ in millions)	2012	2011
Fair value of derivative contracts in payable position	$2,468	$5,367
Collateral received from counterparties	941	1,410
Accrual related to ResCap Bankruptcy and deconsolidation (a)	750	—
Accounts payable	565	1,178
Employee compensation and benefits	494	649
Reserves for insurance losses and loss adjustment expenses	341	580
Reserve for mortgage representation and warranty obligation	105	825
Deferred revenue	97	86
Non-income tax payable	15	296
Deferred income tax liability	6	111
GM payable, net	1	228
Current income tax payable	1	200
Loan repurchases liabilities	—	2,387
Other liabilities	801	1,347
Total accrued expenses and other liabilities	$6,585	$14,664

(a)	Refer to Note 1 for more information regarding the Debtors' bankruptcy, deconsolidation, and this accrual.